UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Basic Value Principal Protected Fund of Merrill
              Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                              Merrill Lynch Basic Value Principal Protected Fund

Schedule of Investments as of September 30, 2004

                                                                                                                  Value   Percent of
                      Industry*                                 Shares Held    Common Stocks          (in U.S. dollars)   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Above-Average Yield
                      Metals & Mining                                85,100    Alcoa Inc.                   $ 2,858,509        1.1 %

                      Diversified Telecommunication Services         50,500    BCE Inc.                       1,093,325        0.4

                      Capital Markets                                70,800    The Bank of New York
                                                                               Company, Inc.                  2,065,236        0.8

                      Pharmaceuticals                                28,000    Bristol-Myers Squibb
                                                                               Company                          662,760        0.3

                      Food Products                                  38,000    ConAgra Foods, Inc.              976,980        0.4

                      Chemicals                                      69,300    E.I. du Pont de Nemours and
                                                                               Company                        2,966,040        1.1

                      Oil & Gas                                     191,100    Exxon Mobil Corporation        9,235,863        3.6

                      Industrial Conglomerates                       82,800    General Electric Company       2,780,424        1.1

                      Food Products                                  26,700    General Mills, Inc.            1,198,830        0.5

                      Personal Products                              49,700    The Gillette Company           2,074,478        0.8

                      Pharmaceuticals                                28,400    GlaxoSmithKline PLC
                                                                               (ADR)(f)                       1,241,932        0.5

                      Aerospace & Defense                            76,500    Honeywell International
                                                                               Inc.                           2,743,290        1.1

                      Diversified Financial Services                139,332    J.P. Morgan Chase & Co.        5,535,660        2.2

                      Oil & Gas                                      19,900    Kerr-McGee Corporation         1,139,275        0.4

                      Capital Markets                                46,400    Mellon Financial
                                                                               Corporation                    1,284,816        0.5

                      Multi-Utilities & Unregulated Power            20,200    Public Service Enterprise
                                                                               Group Incorporated               860,520        0.3

                      Oil & Gas                                      31,000    Royal Dutch Petroleum
                                                                               Company (NY Registered
                                                                               Shares)                        1,599,600        0.6

                      Diversified Telecommunication Services        110,500    SBC Communications Inc.        2,867,475        1.1

                      Food Products                                  62,800    Sara Lee Corporation           1,435,608        0.6

                      Electric Utilities                             27,000    The Southern Company             809,460        0.3

                      Commercial Banks                               42,500    U.S. Bancorp                   1,228,250        0.5

                      Diversified Telecommunication Services         64,900    Verizon Communications         2,555,762        1.0

                      Commercial Banks                               49,500    Wachovia Corporation           2,324,025        0.9
                                                                                                            ----------------------
                                                                                                             51,538,118       20.1
------------------------------------------------------------------------------------------------------------------------------------

                              Merrill Lynch Basic Value Principal Protected Fund

                                                                                                                  Value   Percent of
                      Industry*                                 Shares Held    Common Stocks          (in U.S. dollars)   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Below-Average Price/
Earnings Ratio
                      Insurance                                      47,801    ACE Limited                  $ 1,914,908        0.7 %

                      Insurance                                      35,500    The Allstate Corporation       1,703,645        0.7

                      Insurance                                      46,000    American International
                                                                               Group, Inc.                    3,127,540        1.2

                      Health Care Providers & Services               17,000    AmerisourceBergen
                                                                               Corporation                      913,070        0.3

                      Insurance                                      60,500    Aon Corporation                1,738,770        0.7

                      Commercial Banks                               75,600    Bank of America Corporation    3,275,748        1.3

                      Health Care Equipment & Supplies               52,400    Baxter International Inc.      1,685,184        0.6

                      Diversified Financial Services                160,400    Citigroup Inc.                 7,076,848        2.8

                      Beverages                                      47,800    Coca-Cola Enterprises Inc.       903,420        0.3

                      Automobiles                                    39,900    Ford Motor Company               560,595        0.2

                      Capital Markets                                16,100    The Goldman Sachs Group,
                                                                               Inc.                           1,501,164        0.6

                      Computers & Peripherals                       117,800    Hewlett-Packard Company        2,208,750        0.9

                      Household Durables                             65,800    Koninklijke (Royal) Philips
                                                                               Electronics NV (NY
                                                                               Registered Shares)             1,507,478        0.6

                      Food Products                                  54,600    Kraft Foods Inc. (Class A)     1,731,912        0.7

                      Hotels, Restaurants & Leisure                  62,800    McDonald's Corporation         1,760,284        0.6

                      Pharmaceuticals                                36,199    Merck & Co., Inc.              1,194,567        0.5

                      Capital Markets                                67,300    Morgan Stanley                 3,317,890        1.3

                      Pharmaceuticals                               111,500    Schering-Plough Corporation    2,125,190        0.8

                      Electrical Equipment                           46,500  + Thomas & Betts Corporation     1,247,130        0.5

                      Energy Equipment & Service                     29,800  + Transocean Inc.                1,066,244        0.4

                      Food Products                                  28,900    Unilever NV (NY Registered
                                                                               Shares)                        1,670,420        0.7

                      IT Services                                   190,300  + Unisys Corporation             1,963,896        0.8

                      Oil & Gas                                      41,400    Unocal Corporation             1,780,200        0.7

                      Insurance                                       6,400    XL Capital Ltd. (Class A)        473,536        0.2
                                                                                                            ----------------------
                                                                                                             46,448,389       18.1
------------------------------------------------------------------------------------------------------------------------------------

                              Merrill Lynch Basic Value Principal Protected Fund

                                                                                                                  Value   Percent of
                      Industry*                                 Shares Held    Common Stocks          (in U.S. dollars)   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Low Price-to-Book
Value
                      Communications Equipment                      193,900  + 3Com Corporation             $   818,258        0.3 %

                      Semiconductors & Semiconductor Equipment      148,800  + Advanced Micro Devices,
                                                                               Inc.                           1,934,400        0.8

                      Electronic Equipment & Instruments             60,400  + Agilent Technologies, Inc.     1,302,828        0.5

                      Food & Staples Retailing                       56,600    Albertson's, Inc.              1,354,438        0.5

                      Oil & Gas                                      29,800    Anadarko Petroleum
                                                                               Corporation                    1,977,528        0.8

                      Aerospace & Defense                            21,200    The Boeing Company             1,094,344        0.4

                      Machinery                                      37,400    Deere & Company                2,414,170        0.9

                      Energy Equipment & Service                     74,000    Diamond Offshore Drilling,
                                                                               Inc.                           2,441,260        1.0

                      Energy Equipment & Service                     94,800    GlobalSantaFe Corporation      2,905,620        1.1

                      Energy Equipment & Service                     58,800    Halliburton Company            1,980,972        0.8

                      Insurance                                      25,800    The Hartford Financial
                                                                               Services Group, Inc.           1,597,794        0.6

                      Paper & Forest Products                        60,600    International Paper Company    2,448,846        1.0

                      Household Products                             53,000    Kimberly-Clark Corporation     3,423,270        1.3

                      Semiconductors & Semiconductor Equipment      313,100  + LSI Logic Corporation          1,349,461        0.5

                      Media                                         237,800  + Liberty Media Corporation
                                                                               (Class A)                      2,073,616        0.8

                      Communications Equipment                      340,900  + Lucent Technologies Inc.       1,080,653        0.5

                      Semiconductors & Semiconductor Equipment       65,200  + Micron Technology, Inc.          784,356        0.3

                      Communications Equipment                       63,600    Motorola, Inc.                 1,147,344        0.4

                      Aerospace & Defense                           116,000    Raytheon Company               4,405,680        1.7

                      Insurance                                      93,434    The St. Paul Companies,
                                                                               Inc.                           3,088,928        1.2

                      Computers & Peripherals                       361,100  + Sun Microsystems, Inc.         1,458,844        0.6

                      Media                                         152,300  + Time Warner Inc.               2,458,122        1.0

                      Media                                          95,900    Viacom. Inc. (Class B)         3,218,404        1.3

                      Media                                          82,500    The Walt Disney Company        1,860,375        0.7

                      Commercial Banks                              106,000    Wells Fargo & Company          6,320,780        2.5

                      Paper & Forest Products                        28,800    Weyerhaeuser Company           1,914,624        0.7
                                                                                                            ----------------------
                                                                                                             56,854,915       22.2
------------------------------------------------------------------------------------------------------------------------------------

                              Merrill Lynch Basic Value Principal Protected Fund

Schedule of Investments as of September 30, 2004 (concluded)

                                                                                                                  Value   Percent of
                      Industry*                                 Shares Held    Common Stocks          (in U.S. dollars)   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Special Situations -
2.0%
                      Pharmaceuticals                                21,000    Abbott Laboratories         $    889,560        0.4 %

                      Software                                       30,300    Computer Associates
                                                                               International, Inc.              796,890        0.3

                      Computers & Peripherals                        30,100    International Business
                                                                               Machines Corporation           2,580,774        1.0

                      Communications Equipment                       58,000    Nokia Oyj 'A' (ADR)(f)           795,760        0.3
                                                                                                           -----------------------
                                                                                                              5,062,984        2.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks
                                                                               (Cost - $131,173,000)        159,904,406       62.4
------------------------------------------------------------------------------------------------------------------------------------

                                                                Face Amount    U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                                               U.S. Treasury STRIPS (a)(b):
                                                               $ 55,875,000          3.65% due 8/15/2009     47,252,258       18.4
                                                                 58,185,000          3.66% due
                                                                                     11/15/2009(c)           48,784,399       19.1
                      --------------------------------------------------------------------------------------------------------------
                                                                               Total U.S. Government
                                                                               Obligations
                                                                               (Cost- $95,184,166)           96,036,657       37.5
------------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial Interest/
                                                                Shares Held
------------------------------------------------------------------------------------------------------------------------------------
                                                               $      7,067    Merrill Lynch Liquidity
                                                                               Series, LLC Cash Sweep
                                                                               Series I(d)                        7,067        0.0
                      --------------------------------------------------------------------------------------------------------------
                                                                    857,500    Merrill Lynch Premier
                                                                               Institutional Fund(d)(e)         857,500        0.3
                      --------------------------------------------------------------------------------------------------------------
                                                                               Total Short-Term Securities
                                                                               (Cost- $864,567)                 864,567        0.3
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Number of
                                                                  Contracts    Call Options Written
------------------------------------------------------------------------------------------------------------------------------------
                                                                        260    The Walt Disney Company,
                                                                               expiring January 2005 at
                                                                               USD 30, Broker UBS
                                                                               Warburg                           (1,300)       0.0
                      --------------------------------------------------------------------------------------------------------------
                                                                               Total Options Written
                                                                               (Premiums
                                                                               Received- $43,418)                (1,300)       0.0
------------------------------------------------------------------------------------------------------------------------------------
                      Total Investments, Net of Options Written (Cost - $227,178,315**)                     256,804,330      100.2

                      Liabilities in Excess of Other Assets                                                    (651,319)      (.02)
                                                                                                          ------------------------
                      Net Assets                                                                          $ 256,153,011      100.0 %
                                                                                                          ========================

(a) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase at September 30, 2004.
(b)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(c)   Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                       Interest/
      Affiliate                                 Net Activity     Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                        $  7,067         $       3,467
      Merrill Lynch Premier Institutional Fund    857,500         $       1,143
      --------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   American Depositary Receipts (ADR).
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments, net of options written, as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 232,890,559
                                                                  =============
      Gross unrealized appreciation                               $  27,121,566
      Gross unrealized depreciation                                  (3,207,795)
                                                                  -------------
      Net unrealized appreciation                                 $  23,913,771
                                                                  =============
      --------------------------------------------------------------------------

+     Non-income producing security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn
    President
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: November 19, 2004